Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Share-based Payments Under IFRS 2
The charge for share-based payments under IFRS 2 arises across the following schemes:

	Year ended December 31,
	2017	2018	2019
2019 Equity Incentive Plan	—	—	635
2019 NED Equity Incentive Plan	—	—	160
2015 Plan	2,442	806	63
Mereo BioPharma Group plc Share Option Plan	586	1,064	685
Long Term Incentive Plan	299	320	93
Deferred Bonus Share Plan	325	—	—

	3,652	2,190	1,636

Summary of Number and Movements in Long Term Incentive Plan Options
The expense recognized for employee services received during the year to December 31, 2019 was £0.1 million (2018: £0.3 million).

	2017 Number	2018 Number	2019 Number
Granted during the year	185,950	—	—
Cancelled during the year	—	—	—
Lapsed during the year	—	—	(241,374)
Outstanding at December 31	1,151,446	1,151,446	910,072

Exercisable at December 31	—	—	—

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted
The following tables list the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2019:

	EIP 2019 grants	NED EIP 2019 grants
Expected volatility (%)	66	66
Risk-free interest rate (%)	0.95	0.97
Expected life of share options (years)	10	10
Market price of ordinary shares (£)	0.66	0.63
Model used	Black Scholes	Black Scholes

The following tables list the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2018:

Share option plan grants
Expected volatility (%)	65 – 67
Risk-free interest rate (%)	1.39 – 1.53
Expected life of share options (years)	10
Market price of ordinary shares (£)	2.76 – 3.25
Model used	Black Scholes

Summary of Number and Movements in Deferred Bonus Share Plan
The following tables list the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2019:

	EIP 2019 grants	NED EIP 2019 grants
Expected volatility (%)	66	66
Risk-free interest rate (%)	0.95	0.97
Expected life of share options (years)	10	10
Market price of ordinary shares (£)	0.66	0.63
Model used	Black Scholes	Black Scholes

2019 Equity Incentive Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP during the year:

	2019
	Options over ADR’s Number	WAEP $
Outstanding at beginning of the year	—	—
Granted during the year	801,200	4.29
Cancelled during the year	3,150	5.40
Forfeited during the year	—	—
Exercised during the year	—	—

Outstanding at December 31	798,050	4.29

Exercisable at December 31	—	—

2019 Non-Executive Director Equity Incentive Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 NED EIP during the year:

	2019
	Options over ADR’s Number	WAEP $
Outstanding at beginning of the year	—	—
Granted during the year	77,000	4.20
Cancelled during the year	—	—
Forfeited during the year	—	—
Exercised during the year	—	—

Outstanding at December 31	77,000	4.20

Exercisable at December 31	38,472	4.40

2015 Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2015 Plan during the year:

	2017		2018		2019
	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	9,198,655	1.32	9,124,610	1.32	8,983,133	1.32
Granted during the year	—	—	—	—	—	—
Cancelled during the year	—	—	—	—	—	—
Forfeited during the year	(74,045)	1.29	(46,255)	1.29	(59,533)	1.29
Exercised during the year	—	—	(95,222)	1.29	—	—

Outstanding at December 31	9,124,610	1.32	8,983,133	1.32	8,923,600	1.32

Exercisable at December 31	5,655,676	1.31	8,007,029	1.31	8,901,478	1.32

Mereo BioPharma Group plc Share Option Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the Option Plan during the year:

	2017		2018		2019
	Number	WAEP £	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	—	—	1,578,188	3.05	1,881,555	3.10
Granted during the year	1,593,188	3.05	388,000	3.14	—	—
Cancelled during the year	—	—	—	—	—	—
Forfeited during the year	(15,000)	3.03	(84,633)	3.03	(357,490)	3.21
Outstanding at December 31	1,578,188	3.05	1,881,555	3.10	1,524,065	3.07

Exercisable at December 31	—	—	—	—	40,141	3.03

Long-term incentive plan [member]
Statement [LineItems]
Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted
The following tables list the weighted average inputs to the models used for the fair value of LTIP options granted during the years ended December 31, 2017, 2018 and 2019.
LTIP Share Price Element

	Year ended December 31
	2017	2018	201 9
Expected volatility (%)	51.7	—	—
Risk-free interest rate (%)	0.17-0.39	—	—
Expected life of share options (years)	3-5	—	—
Market price of ordinary shares (£)	3.03	—	—
Model used	Monte Carlo	—	—
LTIP Strategic Element

	Year ended December 31
	2017	2018	201 9
Expected volatility (%)	51.7	—	—
Risk-free interest rate (%)	0.39	—	—
Expected life of share options (years)	5	—	—
Market price of ordinary shares (£)	3.03	—	—
Model used	Black Scholes	—	—

Deferred bonus share plan [member]
Statement [LineItems]
Summary of Number and Movements in Deferred Bonus Share Plan
The following table illustrates the number of, and movements in, DBSP options during the year:

	2017 Number	2018 Number	2019 Number
Outstanding at January 1	62,180	163,000	163,000
Awarded during the year	100,820	—	—
Granted during the year	—	—	—
Outstanding at December 31	163,000	163,000	163,000

Exercisable at December 31	—	—	—